Investment income	12 Months Ended
Dec. 31, 2022
Investment income [abstract]
Investment income
23 Investment income

Investment income
in EUR million	2022	2021	2020
Dividend income	149	122	107
Realised gains/losses on disposal of debt instruments measured at FVOCI	32	45	44
Income from and fair value gains/losses on investment properties	-1		1
	181	167	152
In 2022, 2021 and 2020 dividend income mainly consists of dividend received from ING’s equity stake in Bank of Beijing.